Provisions - Disclosure of changes in other provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	€ 23,080	€ 21,468
Additional provisions	33,984	21,432
Settlements	(21,518)	(19,962)
Unused amounts	(1,307)	(582)
Translation differences	(1,601)	615
Transfer to Liabilities held for sale	0	(59)
Change in scope	(34)	(28)
Other	309	196
Provisions, at end of period	32,913	23,080
Product warranty and recall campaigns
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	9,308	8,984
Additional provisions	11,645	6,332
Settlements	(6,264)	(6,209)
Unused amounts	0	(133)
Translation differences	(717)	265
Transfer to Liabilities held for sale	0	(38)
Change in scope	1	(21)
Other	151	128
Provisions, at end of period	14,124	9,308
Sales incentives
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	6,343	6,031
Additional provisions	10,362	10,229
Settlements	(10,954)	(10,110)
Unused amounts	(23)	(4)
Translation differences	(411)	214
Transfer to Liabilities held for sale	0	(21)
Change in scope	(34)	0
Other	38	4
Provisions, at end of period	5,321	6,343
Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	1,579	1,300
Additional provisions	1,115	1,706
Settlements	(1,381)	(1,284)
Unused amounts	(261)	(172)
Translation differences	(38)	25
Transfer to Liabilities held for sale	0	0
Change in scope	(4)	(2)
Other	32	6
Provisions, at end of period	1,042	1,579
Legal proceedings and disputes
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	1,075	1,090
Additional provisions	242	368
Settlements	(252)	(252)
Unused amounts	(59)	(71)
Translation differences	(33)	(65)
Transfer to Liabilities held for sale	0	0
Change in scope	0	(6)
Other	7	11
Provisions, at end of period	980	1,075
Commercial risks
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	3,118	2,723
Additional provisions	8,674	1,964
Settlements	(2,255)	(1,680)
Unused amounts	(733)	(41)
Translation differences	(348)	155
Transfer to Liabilities held for sale	0	0
Change in scope	0	(3)
Other	325	0
Provisions, at end of period	8,781	3,118
Other risks
Reconciliation of changes in other provisions [abstract]
Provisions, at beginning of period	1,657	1,340
Additional provisions	1,946	833
Settlements	(412)	(427)
Unused amounts	(231)	(161)
Translation differences	(54)	21
Transfer to Liabilities held for sale	0	0
Change in scope	3	4
Other	(244)	47
Provisions, at end of period	€ 2,665	€ 1,657